Short-term investments	6 Months Ended
Jun. 30, 2026
Short-term Investments
Short-term investments

Note 4 — Short-term investments

Short-term investments consist of the following:

	December 31, 2025	June 30, 2026	June 30, 2026
	RMB	RMB	USD
	(Audited)	(Unaudited)	(Unaudited)
Equity securities and ETFs	265,947,428	276,075,078	40,534,302
Time deposits	-	619,078,458	90,895,250
Currency linked structured investment	-	476,763,000	70,000,000
Structured financial products	633,204,356	426,048,037	62,553,853
Total	899,151,784	1,797,964,573	263,983,405

Fair value measurements

The Company measures its short-term investments at fair value on a recurring basis in accordance with the fair value hierarchy established under applicable accounting standards:

●	Level 1: Quoted prices (unadjusted) in active markets for identical assets.

●	Level 2: Observable inputs other than quoted prices included within Level 1.

●	Level 3: Unobservable inputs supported by little or no market activity.

The following tables present the Company’s short-term investments measured at fair value on a recurring basis:

	December 31, 2025
	Fair Value	Level 1	Level 2	Level 3
	RMB	RMB	RMB	RMB
Equity securities and ETFs	265,947,428	265,947,428	-	-
Structured financial products	633,204,356	-	633,204,356	-
Total	899,151,784	265,947,428	633,204,356	-

	June 30, 2026
	Fair Value	Level 1	Level 2	Level 3
	RMB	RMB	RMB	RMB
Equity securities and ETFs	276,075,078	276,075,078	-	-
Time deposits	619,078,458	-	619,078,458	-
Currency linked structured investment	476,763,000	-	476,763,000	-
Structured financial products	426,048,037	-	426,048,037	-
Total	1,797,964,573	276,075,078	1,521,889,495	-

Equity securities and exchange-traded funds are classified as Level 1 as their fair values are based on quoted market prices in active markets. Time deposits, currency-linked structured investments and structured financial products are classified as Level 2 as their fair values are based on valuation amounts provided by financial institutions, which are determined using observable market inputs. For time deposits, the valuation amounts are consistent with the contractual principal amounts plus accrued interest.

During the six months ended June 30, 2026, the Company invested a total of RMB 7,309,336,000 (USD 1,060,000,000) in short-term investments and recognized an investment loss of RMB 134,076,129 (USD 19,443,722), which was recorded in investment loss, net in the consolidated statements of income and comprehensive income.